Critical Accounting Judgments and Key Sources of Estimation Uncertainty - Additional Information (Details) $ / shares in Units, $ in Millions		12 Months Ended
	May 31, 2022 USD ($)	Dec. 31, 2022 USD ($) shares $ / shares	Dec. 31, 2021 USD ($)	Oct. 27, 2022 USD ($)	Dec. 31, 2020 USD ($)
Disclosure Of Accounting Judgments And Estimates [Line Items]
Projected cash flows forecast period		3 years
Share price | $ / shares		$ 4.73
2021 CEO Performance Based Restricted Stock Unit ("PSU") | Jose Neves, the Company' Founder, Chief Executive Officer and Chairman of the Board (the "CEO")
Disclosure Of Accounting Judgments And Estimates [Line Items]
Number of PSU granted | shares		8,440,000
Performance period		8 years
Palm Angels
Disclosure Of Accounting Judgments And Estimates [Line Items]
Acquisition of percent of ordinary share capital			60.00%
Alibaba and Richemont
Disclosure Of Accounting Judgments And Estimates [Line Items]
Capital contribution from investors			$ 500.0
Neiman Marcus Group
Disclosure Of Accounting Judgments And Estimates [Line Items]
Minority investment in exchange for minority shareholding	$ 200.0
February 2020 Notes
Disclosure Of Accounting Judgments And Estimates [Line Items]
Principal amount				$ 50.0
Senior Convertible Notes | February 2020 Notes
Disclosure Of Accounting Judgments And Estimates [Line Items]
Principal amount					$ 250.0
Repayments of borrowings		$ 250.0
Senior Convertible Notes | April 2020 Notes
Disclosure Of Accounting Judgments And Estimates [Line Items]
Principal amount					400.0
Senior Convertible Notes | November 2020 Notes
Disclosure Of Accounting Judgments And Estimates [Line Items]
Principal amount					$ 600.0
Farfetch China Holdings Ltd | Alibaba and Richemont
Disclosure Of Accounting Judgments And Estimates [Line Items]
Percentage if investment			25.00%
Bottom of Range
Disclosure Of Accounting Judgments And Estimates [Line Items]
Projected cash flows forecast period		5 years
Top of Range
Disclosure Of Accounting Judgments And Estimates [Line Items]
Projected cash flows forecast period		7 years